Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Total	$ 0	$ 134,911
Less-current portion	0	(134,911)
Long-term portion	0	0
Piraeus Bank (ex CPB) reducing revolving credit facility [Member]
Long Term Debt [Line Items]
Piraeus Bank reducing revolving credit facility	48,000
Piraeus Bank reducing revolving facility [Member]
Long Term Debt [Line Items]
Total	0	40,929
Maximum borrowing capacity under facilities	255,000
Number of facilities	2
Number of vessels	4
Piraeus Bank term facility [Member]
Long Term Debt [Line Items]
Total	0	93,982
Maximum borrowing capacity under facilities	165,000
Sale of four vessels under Piraeus Bank (ex CPB) reducing revolving credit facility [Member]
Long Term Debt [Line Items]
Outstanding debt and accrued interest discharged	44,369
Sale of four vessels under Piraeus Bank (ex CPB) term facility [Member]
Long Term Debt [Line Items]
Outstanding debt and accrued interest discharged	$ 101,228